Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted-average remaining amortization period of amortizable intangible assets	8 months 12 days
Amortization expense	$ 0.2	$ 0.8	$ 0.8